March 30, 2005

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Evergreen Fixed Income Trust (the “Trust”)

Evergreen Diversified Bond Fund (“The Fund”)

Amendment No. 1 to Registration No: 333-37433 on Form N-14AE

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of Prospectus/Proxy Statement and Statement of Additional Information for the Fund that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Prospectus/Proxy Statement and Statement of Additional Information for the Fund contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to Registration Statement No. 333-37433 on Form N-14AE) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on March 28, 2005.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle